Annual Total Returns [BarChart] - MetLife MSCI EAFE® Index Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.50%)
Annual Return 2012	18.33%
Annual Return 2013	21.86%
Annual Return 2014	(6.00%)
Annual Return 2015	(1.09%)
Annual Return 2016	1.34%
Annual Return 2017	24.90%
Annual Return 2018	(13.91%)
Annual Return 2019	21.93%
Annual Return 2020	7.85%